PIMCO Funds
Supplement Dated November 20, 2025 to the Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund, and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)
Effective December 22, 2025, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
PIMCO RAE Fundamental Advantage PLUS Fund
The Fund seeks to achieve its investment objective by obtaining long exposure to a portfolio of stocks (“RAE US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE US Large Model Portfolio stocks are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use derivatives including equity total return swaps, with respect to the RAE US Large Model Portfolio, and short positions in swaps and futures with respect to the S&P 500, in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Large Model Portfolio and the S&P 500. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable. The Fund’s strategy of maintaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE US Large Model Portfolio over the S&P 500.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocation determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Fund typically will seek to simultaneously gain long exposure to RAE US Large Model Portfolio and short exposure to the S&P 500, each in an amount approximately equal to the Fund’s net assets. The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short term interest rate. The Fund will typically invest in, among other instruments, short S&P 500 futures and/or total return swaps that provide the inverse of the total return of the S&P 500 index plus a short term interest rate.

Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio relative to the S&P 500.
The Fund seeks to maintain long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 even when the value of the RAE US Large Model Portfolio is underperforming relative to the S&P 500. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two‑thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform any residual net cost of obtaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

PIMCO RAE PLUS EMG Fund
The Fund seeks to exceed the total return of the MSCI Emerging Markets Value Index (Net Dividends in USD) (the “Benchmark”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE Emerging Markets Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE Emerging Markets Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE Emerging Markets Model Portfolio for purposes of developing equity total return swaps based on the RAE Emerging Markets Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Emerging Markets Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE Emerging Markets Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE Emerging Markets Model Portfolio.
The Fund seeks to remain exposed to the RAE Emerging Markets Model Portfolio even when the value of the RAE Emerging Markets Model Portfolio is declining.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the AR Bond Alpha Strategy, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the AR Bond Alpha Strategy, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Benchmark captures large and mid‑cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the Benchmark are defined using three variables: book value to price, 12‑month forward earnings to price and dividend yield.
PIMCO RAE PLUS Fund
The Fund seeks to exceed the total return of the Russell 1000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE US Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Large Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub‑Adviser applies the RAE® methodology to large and mid‑sized U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Large Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid‑sized companies. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio.
The Fund seeks to remain exposed to the RAE US Large Model Portfolio even when the value of the RAE US Large Model Portfolio is declining.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar‑de‑nominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Russell 1000® Value Index measures the performance of large and mid‑capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000®

Index, which measures the performance of the large and mid‑capitalization sector of the U.S. equity market. The Fund is not based on and does not use any products or services from FTSE Russell, and is not affiliated or associated with, or sponsored, promoted or endorsed by, FTSE Russell or any of its parent, subsidiary, or affiliated companies.
PIMCO RAE PLUS International Fund
The Fund seeks to exceed the total return of the MSCI EAFE Value Index under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non‑U.S.) countries (“RAE International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE International Large Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE International Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE International Large Model Portfolio for purposes of developing equity total return swaps based on the RAE International Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE International Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE International Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE International Large Model Portfolio.
The Fund seeks to remain exposed to the RAE International Large Model Portfolio even when the value of the RAE International Large Model Portfolio is declining.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non‑U.S.) currencies and in U.S. dollar-denominated securities of foreign (non‑U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Benchmark captures large and mid‑cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the Benchmark are defined using three variables: book value to price,12‑month forward earnings to price and dividend yield. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.
PIMCO RAE PLUS Small Fund
The Fund seeks to exceed the total return of the Russell 2000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Small Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size,

e.g., sales, cash flow, dividends and book value. The Sub‑Adviser applies the RAE® methodology to small U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Small Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid‑sized companies and the remaining companies are eligible as small‑sized companies. Actual stock positions in the RAE US Small Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Small Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Small Model Portfolio for purposes of developing equity total return swaps based on the RAE US Small Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Small Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE US Small Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Small Model Portfolio.
The Fund seeks to remain exposed to the RAE US Small Model Portfolio even when the value of the RAE US Small Model Portfolio is declining.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non‑U.S.) currencies and in U.S. dollar-denominated securities of foreign (non‑U.S.) issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than

1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
PIMCO RAE Worldwide Long/Short PLUS Fund
The Fund seeks to achieve its investment objective by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub‑adviser, Research Affiliates (“Sub‑Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use derivatives including equity total return swaps, with respect to the RAE Model Portfolios, and short positions in swaps and futures, with respect to capitalization-weighted indexes, in addition to or in place of investments in or short positions on stocks and/or equity-related underlying funds (such as exchange-traded funds), to obtain exposure to the RAE Model Portfolios and capitalization-weighted indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub‑Adviser’s discretion, as applicable.
In selecting investments for the Fund, PIMCO and the Sub‑Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub‑Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub‑Adviser’s discretion, as applicable. The Sub‑Adviser uses the RAE® Low Volatility methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., low volatility, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Model Portfolios, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub‑Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE Model Portfolios by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the relevant RAE Model Portfolio for purposes of developing equity total return swaps based on that RAE Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the relevant RAE Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE Model Portfolios are proprietary portfolios, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the relevant RAE Model Portfolio.
The Fund seeks to remain exposed to the RAE Model Portfolios even when the values of the RAE Model Portfolios are declining. The Fund will generally obtain short exposure to corresponding U.S., international and emerging market capitalization-weighted equity indexes through derivatives, such as futures contracts and total return swaps. This “long/short” approach is intended to hedge a portion to all of the equity risk exposures and to seek to capitalize on differences in performance of the RAE Model Portfolios compared with the corresponding capitalization-weighted equity indexes. The Fund generally will be long-biased, but will normally take such long and short positions simultaneously in a proportion determined by PIMCO using methods including proprietary quantitative models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion.
In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non‑U.S.) currencies and in U.S. dollar-denominated securities of foreign (non‑U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).
PIMCO StocksPLUS® Absolute Return Fund
The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is a group of 500 selected common stocks that represent approximately two‑thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
PIMCO StocksPLUS® Fund
The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income

Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is a group of 500 selected common stocks that represent approximately two‑thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Index is a group of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund uses the Index as a benchmark to measure performance, and seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Index is declining. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies. The Fund may invest in non‑U.S. equities or non‑U.S. equity derivatives that do not comprise the Index.
In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

PIMCO StocksPLUS® International Fund (Unhedged)
The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund uses the Index as a benchmark to measure performance, and seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Index is declining. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies. The Fund may invest in non‑U.S. equities or non‑U.S. equity derivatives that do not comprise the Index.
In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
PIMCO StocksPLUS® Long Duration Fund
The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by gaining equity exposure to S&P 500 Index stocks together with a diversified portfolio of long-term Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Long-Term Government/Credit Index, as calculated by PIMCO, which as of May 31, 2025 was 13.26 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is a group of 500 selected common stocks that represent approximately two‑thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
PIMCO StocksPLUS® Short Fund
The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or Index equity securities together with a portfolio of Fixed Income Instruments and related derivatives, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising or flat, the Fund will generally not perform as well. Fixed Income Instruments and related derivatives owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may also invest in or take short exposure on common stocks and/or equity-related underlying funds (such as exchange-traded funds). The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. While the Fund will invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the Fund’s short equity positions have generated or generate higher levels of income. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.
Assets not exposed to equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. PIMCO actively manages the fixed income assets and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in

U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.
PIMCO StocksPLUS® Small Fund
The Fund seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to Russell 2000® Index stocks together with a diversified portfolio of Fixed Income Instruments and related derivatives actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use Russell 2000® Index derivatives in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the performance of the Russell 2000® Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Russell 2000® Index is a group of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of June 30, 2025, the Russell 2000® Index’s average market capitalization (dollar-weighted) was $3.09 billion. The Fund uses the Russell 2000® Index as a benchmark to measure performance, and seeks to remain invested in Russell 2000® Index derivatives, Russell 2000® Index stocks and/or equity-related underlying funds even when the Russell 2000® Index is declining. The Fund is not based on and does not use any products or services from FTSE Russell, and is not affiliated or associated with, or sponsored, promoted or endorsed by, FTSE Russell or any of its parent, subsidiary, or affiliated companies.
In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of

Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non‑U.S. dollar-denominated securities or currencies) to each non‑U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non‑U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
Effective December 22, 2025, “Model Risk” is added as a Principal Risk of investing in PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund, and PIMCO StocksPLUS® Small Fund. Accordingly, corresponding changes are made to the table in the Section titled “Description of Principal Risks” in the Prospectus.
In addition, effective December 22, 2025, the following is added to the “Principal Risks” section of each of PIMCO StocksPLUS® Absolute Return Fund’s, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)’s, PIMCO StocksPLUS® International Fund (Unhedged)’s, PIMCO StocksPLUS® Short Fund’s, and PIMCO StocksPLUS® Small Fund’s Fund Summary in the Prospectus:
Model Risk:  the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund
In addition, effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in each Fund. Accordingly, corresponding changes are made to the table in the Section titled “Description of Principal Risks” in the Prospectus and the following is added under “Description of Principal Risks” in the Prospectus:
Because the Funds may invest its assets in Acquired Funds, the risks associated with investing in the Funds may be closely related to the risks associated with the securities and other investments held by the Funds. The ability of the Funds to achieve their investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests. There can be no assurance that the investment objective of any Acquired Fund will be achieved.

Unless a fee waiver or expense reimbursement arrangement fully covers a Fund’s investment in an Acquired Fund, shareholders in a Fund will indirectly bear fees and expenses charged by the Acquired Funds in addition to a Fund’s direct fees and expenses.
A Fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAVs or market prices, as applicable, of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with a Fund correlates to those of a particular Acquired Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Acquired Fund, which may vary.
In addition, effective December 22, 2025, the following is added to the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus:
Acquired Fund Risk:  the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests
Effective December 22, 2025, the following is added as the last sentence under “Derivatives” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Each Fund may invest in derivatives on carbon equivalent emissions allowances eligible for trading under the European Union Emissions Trading Scheme, California Cap‑and‑Trade Program, and Regional Greenhouse Gas Initiatives. For more information, please see Greenhouse Gas “Cap‑and‑Trade” Programs. A description of various risks associated with these particular instruments is included in “Investment Objectives and Policies” in the SAI. The PIMCO StocksPLUS® Fund and PIMCO StocksPLUS® Long Duration Fund may invest in such instruments to a lesser degree.
Investors Should Retain This Supplement for Future Reference
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